Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2024
Loan Servicing
Schedule of mortgage servicing rights
	2024	2023

Balance at beginning of year	$787,013	$862,593
MSRs capitalized	42,551	68,297
MSRs amortized	(125,076)	(143,877)
Balance at end of year	$704,488	$787,013